UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Advantage Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31, 2011

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 67.18%

Consumer Discretionary : 7.64%

Media : 7.64%

Comcast Corporation Class A	40,300	$1,165,073
Dish Network Corporation	50,000	1,402,000
Mediaset SpA	1,310,000	2,034,488
Vivendi SA	196,333	3,170,522

		7,772,083

Energy : 7.55%

Oil, Gas & Consumable Fuels : 7.55%
EQT Corporation	15,000	695,700
Kinder Morgan Incorporated	10,578	361,645
Southwestern Energy Company †	25,000	700,750
Spectra Energy Corporation	100,000	2,871,000
The Williams Companies Incorporated	100,000	3,053,000

		7,682,095

Industrials : 5.54%

Air Freight & Logistics : 3.24%
Deutsche Post AG	200,000	3,294,037

Building Products : 0.09%
Ameresco Incorporated Class A †	9,000	96,750

Machinery : 2.21%
Kaydon Corporation	100,600	2,244,386

Information Technology : 0.03%

Internet Software & Services : 0.03%
Facebook Incorporated Class A †	1,000	29,630

Telecommunication Services : 9.10%

Diversified Telecommunication Services : 7.39%
BCE Incorporated	16,000	638,240
France Telecom SA	150,000	1,884,427
Shenandoah Telecommunications Company	40,000	426,400
Tele2 AB Series B	50,000	742,653
Telecom Italia SpA	3,574,400	2,444,120
Telefonica Brasil ADR	18,600	439,332
Windstream Corporation	100,000	936,000

		7,511,172

Wireless Telecommunication Services : 1.71%
Turkcell Iletisim Hizmetleri AS ADR †	80,000	866,400
Vimpelcom Limited ADR	100,000	737,000
Vodafone Group plc ADR	5,000	133,950

		1,737,350

Utilities : 37.32%

Electric Utilities : 30.11%
American Electric Power Company Incorporated	75,000	2,888,250

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name			Shares	Value
Electric Utilities (continued)

CenterPoint Energy Incorporated			50,000	$1,011,500
CH Energy Group Incorporated			500	32,815
Chesapeake Utilities Corporation			200	8,452
China Hydroelectric Company ADR †			10,000	10,200
Duke Energy Corporation			500	10,990
Edison International			2,000	89,920
Enel SpA			350,000	996,248
Entergy Corporation			1,000	64,530
Fortum Corporation			75,000	1,361,387
Great Plains Energy Incorporated			150,000	2,988,000
Hawaiian Electric Industries Incorporated			100,000	2,761,000
Hera Group SpA			1,391,000	1,953,888
ITC Holdings Corporation			60,000	4,137,000
Nextera Energy Incorporated			70,000	4,573,800
Northeast Utilities			101,312	3,648,245
NV Energy Incorporated			75,000	1,297,500
Pepco Holdings Incorporated			100	1,906
Progress Energy Incorporated			400	21,928
South Jersey Industries Incorporated			200	9,682
The Southern Company			60,000	2,754,600

				30,621,841

Gas Utilities : 2.15%

MDU Resources Group Incorporated			500	11,235
National Fuel Gas Company			50,000	2,161,500
New Jersey Resources Corporation			200	8,396

				2,181,131

Multi-Utilities : 2.93%

Dominion Resources Incorporated			300	15,618
Public Service Enterprise Group Incorporated			50,000	1,559,500
Sempra Energy			19,900	1,293,699
Wisconsin Energy Corporation			3,000	113,520

				2,982,337

Water Utilities : 2.13%

American Water Works Company Incorporated			50,000	1,710,500
Middlesex Water Company			25,000	455,500

				2,166,000

Total Common Stocks (Cost $71,418,839)				68,318,812

	Interest Rate	Maturity Date	Principal
Corporate Bonds and Notes : 31.05%

Consumer Discretionary : 7.14%

Auto Components : 0.61%

Allison Transmission Incorporated 144A	7.13	05/15/2019	$250,000	261,250
Cooper Tire & Rubber Company	7.63	03/15/2027	215,000	212,850
Goodyear Tire & Rubber Company	7.00	05/15/2022	25,000	24,500
UR Financing Escrow Company 144A	5.75	07/15/2018	125,000	127,188

				625,788

Diversified Consumer Services : 0.85%

Carriage Services Incorporated	7.88	01/15/2015	185,000	186,388
Service Corporation International	6.75	04/01/2016	100,000	108,250
Service Corporation International	7.50	04/01/2027	465,000	467,325

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Consumer Services (continued)

Service Corporation International	7.63%	10/01/2018	$25,000	$28,000
Service Corporation International	8.00	11/15/2021	40,000	44,800
Service Corporation International Series WI	7.00	06/15/2017	25,000	27,813

				862,576

Hotels, Restaurants & Leisure : 2.23%

Ameristar Casinos Incorporated	7.50	04/15/2021	225,000	233,438
Burger King Corporation	9.88	10/15/2018	75,000	84,656
CCM Merger Incorporated 144A	9.13	05/01/2019	125,000	125,000
Chukchansi EDA 144A±(i)	4.23	11/15/2012	100,000	74,000
Cinemark USA Incorporated	7.38	06/15/2021	75,000	80,250
Cinemark USA Incorporated	8.63	06/15/2019	50,000	54,375
CityCenter Finance Corporation	7.63	01/15/2016	25,000	25,875
CityCenter Finance Corporation 144A	7.63	01/15/2016	125,000	129,063
CityCenter Finance Corporation ¥	11.50	01/15/2017	139,533	149,300
DineEquity Incorporated	9.50	10/30/2018	350,000	380,188
Greektown Superholdings Incorporated	13.00	07/01/2015	450,000	490,500
Penn National Gaming Incorporated	8.75	08/15/2019	75,000	82,688
Ruby Tuesday Incorporated 144A	7.63	05/15/2020	150,000	138,750
Scientific Games Corporation	9.25	06/15/2019	60,000	66,000
Speedway Motorsports Incorporated	6.75	02/01/2019	25,000	25,688
Speedway Motorsports Incorporated	8.75	06/01/2016	120,000	129,000

				2,268,771

Household Durables : 0.03%
American Greetings Corporation	7.38	12/01/2021	25,000	26,000

Media : 2.85%

Cablevision Systems Corporation	8.63	09/15/2017	145,000	158,413
CCH II Capital Corporation	13.50	11/30/2016	605,000	677,600
CSC Holdings LLC	7.63	07/15/2018	25,000	27,000
CSC Holdings LLC	7.88	02/15/2018	75,000	81,375
DISH DBS Corporation	7.88	09/01/2019	115,000	127,938
Gray Television Incorporated	10.50	06/29/2015	350,000	360,500
Interactive Data Corporation	10.25	08/01/2018	150,000	166,125
Lamar Media Corporation 144A	5.88	02/01/2022	25,000	25,156
Lamar Media Corporation	7.88	04/15/2018	75,000	80,625
Lamar Media Corporation Series C	9.75	04/01/2014	25,000	28,063
LIN Television Corporation	8.38	04/15/2018	100,000	102,500
Local TV Finance LLC 144A¥	9.25	06/15/2015	275,000	280,156
NAI Entertainment Holdings LLC 144A	8.25	12/15/2017	150,000	163,500
National CineMedia LLC 144A	6.00	04/15/2022	75,000	74,813
National CineMedia LLC	7.88	07/15/2021	50,000	52,250
Regal Cinemas Corporation	8.63	07/15/2019	250,000	271,875
Salem Communications Corporation	9.63	12/15/2016	202,000	221,190

				2,899,079

Specialty Retail : 0.36%

Gap Incorporated	5.95	04/12/2021	50,000	51,662
Limited Brands Incorporated	6.63	04/01/2021	25,000	26,813
Radioshack Corporation	6.75	05/15/2019	150,000	110,813
Rent A Center Incorporated	6.63	11/15/2020	25,000	26,250
Toys “R”Us Property Company II LLC	8.50	12/01/2017	150,000	154,285

				369,823

Textiles, Apparel & Luxury Goods : 0.21%
Oxford Industries Incorporated	11.38	07/15/2015	200,000	213,252

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Staples : 0.20%

Food Products : 0.20%
Dole Food Company Incorporated	13.88%	03/15/2014	$181,000	$206,340

Energy : 4.70%

Energy Equipment & Services : 1.10%

Bristow Group Incorporated	7.50	09/15/2017	135,000	139,725
Dresser Rand Group Incorporated	6.50	05/01/2021	75,000	76,500
Gulfmark Offshore Incorporated 144A	6.38	03/15/2022	175,000	175,875
Hornbeck Offshore Services Incorporated 144A	5.88	04/01/2020	25,000	24,500
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	55,000	57,613
NGPL PipeCo LLC 144A	7.12	12/15/2017	25,000	23,875
NGPL PipeCo LLC 144A	7.77	12/15/2037	175,000	151,375
NGPL PipeCo LLC 144A	9.63	06/01/2019	125,000	129,063
Oil States International Incorporated	6.50	06/01/2019	125,000	129,063
PHI Incorporated	8.63	10/15/2018	200,000	205,000
Pride International Incorporated	8.50	06/15/2019	10,000	13,077

				1,125,666

Oil, Gas & Consumable Fuels : 3.60%

Coffeyville Resources Energy Incorporated 144A	9.00	04/01/2015	95,000	101,175
Coffeyville Resources Energy Incorporated 144A	10.88	04/01/2017	100,000	112,500
Crestwood Midstream Partnership Company	7.75	04/01/2019	50,000	50,375
Denbury Resources Incorporated	6.38	08/15/2021	25,000	25,938
Denbury Resources Incorporated	8.25	02/15/2020	100,000	108,000
El Paso Corporation	6.50	09/15/2020	45,000	49,622
El Paso Corporation	7.00	06/15/2017	50,000	56,136
El Paso Corporation	7.25	06/01/2018	175,000	198,429
El Paso Corporation	7.42	02/15/2037	90,000	98,954
El Paso Corporation	7.80	08/01/2031	100,000	114,149
Encore Acquisition Company	9.50	05/01/2016	50,000	54,500
Energy Transfer Equity LP	7.50	10/15/2020	300,000	324,000
Ferrellgas LP	9.13	10/01/2017	200,000	207,000
Forest Oil Corporation	8.50	02/15/2014	65,000	68,250
Holly Corporation	9.88	06/15/2017	220,000	243,100
Inergy LP / Inergy Finance Corporation	6.88	08/01/2021	37,000	37,000
Inergy LP / Inergy Finance Corporation	7.00	10/01/2018	50,000	51,000
Overseas Shipholding Group Incorporated	7.50	02/15/2024	75,000	45,000
Petrohawk Energy Corporation	7.88	06/01/2015	95,000	99,264
Petrohawk Energy Corporation	10.50	08/01/2014	60,000	66,665
Pioneer Natural Resource Company	7.50	01/15/2020	145,000	179,406
Plains Exploration & Production Company	8.63	10/15/2019	325,000	352,625
Regency Energy Partners LP	6.88	12/01/2018	25,000	26,125
Rockies Express Pipeline LLC 144A	5.63	04/15/2020	25,000	22,125
Rockies Express Pipeline LLC 144A	6.88	04/15/2040	75,000	61,875
Rockies Express Pipeline LLC 144A	7.50	07/15/2038	75,000	65,625
Sabine Pass LNG LP	7.25	11/30/2013	250,000	260,625
Sabine Pass LNG LP	7.50	11/30/2016	300,000	317,250
Suburban Propane Partners LP	7.38	03/15/2020	25,000	26,250
Susser Holdings LLC	8.50	05/15/2016	125,000	134,219
Tesoro Corporation	9.75	06/01/2019	90,000	101,250

				3,658,432

Financials : 7.21%

Capital Markets : 0.70%

E*TRADE Financial Corporation	12.50	11/30/2017	68,000	78,030
Nuveen Investments Incorporated	5.50	09/15/2015	225,000	202,500
Nuveen Investments Incorporated	10.50	11/15/2015	300,000	303,000

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Capital Markets (continued)

Oppenheimer Holdings Incorporated	8.75%	04/15/2018	$125,000	$126,250
				709,780
Commercial Banks : 0.64%

CIT Group Incorporated 144A	4.75	02/15/2015	200,000	199,000
CIT Group Incorporated	5.00	05/15/2017	25,000	24,563
CIT Group Incorporated 144A	5.25	04/01/2014	100,000	101,750
CIT Group Incorporated	5.25	03/15/2018	25,000	24,625
CIT Group Incorporated 144A	5.50	02/15/2019	100,000	97,250
Emigrant Bancorp Incorporated 144A(i)	6.25	06/15/2014	225,000	205,204

				652,392

Consumer Finance : 4.66%

Ally Financial Incorporated Company	5.50	02/15/2017	50,000	50,061
Ally Financial Incorporated Company	8.30	02/12/2015	825,000	882,750
American General Finance Corporation	5.40	12/01/2015	150,000	122,250
American General Finance Corporation	5.75	09/15/2016	50,000	39,750
American General Finance Corporation	6.50	09/15/2017	50,000	39,125
Calpine Construction Finance Corporation 144A	7.25	10/15/2017	400,000	422,000
Calpine Construction Finance Corporation 144A	8.00	06/01/2016	125,000	134,063
Clearwire Communications Finance Corporation 144A	12.00	12/01/2015	130,000	113,425
Ford Motor Credit Company LLC	8.00	12/15/2016	25,000	30,223
General Motors Financial Company	6.75	06/01/2018	100,000	107,400
GMAC LLC	6.75	12/01/2014	36,000	37,440
GMAC LLC	6.88	08/28/2012	146,000	147,278
Homer City Funding LLC	8.73	10/01/2026	136,276	132,188
International Lease Finance Corporation 144A	6.75	09/01/2016	50,000	53,625
International Lease Finance Corporation 144A	7.13	09/01/2018	25,000	27,500
International Lease Finance Corporation	8.63	09/15/2015	75,000	81,750
JBS USA Finance Incorporated	11.63	05/01/2014	420,000	476,700
Nielsen Finance LLC	7.75	10/15/2018	500,000	537,500
Nielsen Finance LLC	11.50	05/01/2016	49,000	55,370
Springleaf Finance Corporation	6.90	12/15/2017	250,000	196,250
Sprint Capital Corporation	6.88	11/15/2028	1,175,000	872,438
Sprint Capital Corporation	8.75	03/15/2032	220,000	185,350

				4,744,436

Insurance : 0.44%

HUB International Holdings Incorporated 144A	10.25	06/15/2015	275,000	278,094
USI Holdings Corporation 144A±	4.34	11/15/2014	50,000	45,625
USI Holdings Corporation 144A	9.75	05/15/2015	125,000	124,063

				447,782

REITs : 0.77%

Dupont Fabros Technology Incorporated	8.50	12/15/2017	565,000	615,850
Host Marriott Corporation	9.00	05/15/2017	30,000	33,225
Omega Healthcare Investors	6.75	10/15/2022	125,000	131,875

				780,950

Health Care : 1.23%

Health Care Equipment & Supplies : 0.06%
Biomet Incorporated ¥	10.38	10/15/2017	60,000	63,863

Health Care Providers & Services : 0.95%

Apria Healthcare Group	11.25	11/01/2014	70,000	71,838
Aviv Healthcare Properties LP	7.75	02/15/2019	100,000	104,000

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Health Care Providers & Services (continued)

Centene Corporation	5.75%	06/01/2017	$75,000	$75,563
Emergency Medical Services	8.13	06/01/2019	25,000	25,500
HCA Incorporated	5.88	03/15/2022	25,000	24,813
HCA Incorporated	6.50	02/15/2020	175,000	184,844
HCA Incorporated	7.50	11/15/2095	50,000	38,500
Health Management Associates Incorporated	6.13	04/15/2016	50,000	52,375
HealthSouth Corporation	7.25	10/01/2018	25,000	26,063
HealthSouth Corporation	7.75	09/15/2022	25,000	26,250
MPT Operating Partnership LP	6.38	02/15/2022	25,000	24,875
MPT Operating Partnership LP	6.88	05/01/2021	125,000	128,750
PSS World Medical Incorporated 144A	6.38	03/01/2022	25,000	25,250
Sabra Health Care Corporation	8.13	11/01/2018	150,000	158,250

				966,871

Life Sciences Tools & Services : 0.03%
Community Health Systems Incorporated Series WI	8.88	07/15/2015	30,000	30,769

Pharmaceuticals : 0.19%

Mylan Incorporated 144A	6.00	11/15/2018	75,000	77,438
Mylan Incorporated 144A	7.63	07/15/2017	25,000	27,281
Mylan Incorporated 144A	7.88	07/15/2020	75,000	82,500

				187,219

Industrials : 1.87%

Aerospace & Defense : 0.53%

Alliant Techsystems Incorporated	6.75	04/01/2016	225,000	229,500
Geoeye Incorporated	9.63	10/01/2015	55,000	60,775
Hexcel Corporation	6.75	02/01/2015	48,000	48,480
L-3 Communications Holdings Incorporated	6.38	10/15/2015	167,000	170,758
Transdigm Incorporated	7.75	12/15/2018	25,000	26,563

				536,076

Commercial Services & Supplies : 0.79%

Casella Waste Systems Incorporated	11.00	07/15/2014	220,000	231,550
Corrections Corporation of America	7.75	06/01/2017	95,000	102,363
Covanta Holding Corporation	6.38	10/01/2022	50,000	51,876
Geo Group Incorporated	7.75	10/15/2017	125,000	133,438
Iron Mountain Incorporated	8.38	08/15/2021	155,000	165,463
KAR Holdings Incorporated ±	4.47	05/01/2014	125,000	124,375

				809,065

Industrial Conglomerates : 0.23%
Otter Tail Corporation	9.00	12/15/2016	215,000	232,200

Machinery : 0.31%

Cleaver-Brooks Incorporated 144A	12.25	05/01/2016	55,000	58,163
Columbus McKinnon Corporation	7.88	02/01/2019	75,000	79,125
CPM Holdings Incorporated	10.63	09/01/2014	150,000	159,000
Titan International Incorporated	7.88	10/01/2017	25,000	25,875

				322,163

Road & Rail : 0.01%
RailAmerica Incorporated	9.25	07/01/2017	6,000	6,201

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Information Technology : 2.62%

Communications Equipment : 0.35%

Avaya Incorporated	9.75%	11/01/2015	$50,000	$41,250
EchoStar DBS Corporation	7.13	02/01/2016	50,000	53,500
Lucent Technologies Incorporated	6.45	03/15/2029	155,000	106,563
Lucent Technologies Incorporated Series B	2.88	06/15/2025	160,000	157,400

				358,713

Computers & Peripherals : 0.19%

Seagate Technology HDD Holdings	6.80	10/01/2016	50,000	55,125
Seagate Technology HDD Holdings	6.88	05/01/2020	25,000	26,063
Seagate Technology HDD Holdings	7.75	12/15/2018	100,000	107,750

				188,938

Electronic Equipment, Instruments & Components : 0.84%

CDW LLC / CDW Financial Corporation	12.54	10/12/2017	125,000	133,750
Jabil Circuit Incorporated	8.25	03/15/2018	620,000	719,200

				852,950

Internet Software & Services : 0.10%
Equinix Incorporated	8.13	03/01/2018	95,000	103,788

IT Services : 1.14%
Audatex North America Incorporated 144A	6.75	06/15/2018	50,000	51,500
Fidelity National Information Services Incorporated 144A	5.00	03/15/2022	25,000	24,281
Fidelity National Information Services Incorporated	7.63	07/15/2017	25,000	27,219
Fidelity National Information Services Incorporated 144A	7.63	07/15/2017	25,000	27,094
Fidelity National Information Services Incorporated	7.88	07/15/2020	100,000	110,750
First Data Corporation 144A	7.38	06/15/2019	50,000	50,000
First Data Corporation	11.25	03/31/2016	375,000	326,250
SunGard Data Systems Incorporated	7.38	11/15/2018	50,000	50,875
SunGard Data Systems Incorporated	7.63	11/15/2020	25,000	25,625
SunGard Data Systems Incorporated	10.25	08/15/2015	325,000	333,938
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	75,000	81,375
Unisys Corporation 144A	12.75	10/15/2014	47,000	51,700

				1,160,607

Materials : 0.80%

Chemicals : 0.20%

Huntsman International LLC	5.50	06/30/2016	140,000	140,000
Solutia Incorporated	7.88	03/15/2020	50,000	58,500

				198,500

Commercial Services & Supplies : 0.04%
Crown Cork & Seal Company Incorporated (i)	7.50	12/15/2096	50,000	42,750

Containers & Packaging : 0.15%

Ball Corporation	5.00	03/15/2022	25,000	25,250
Crown Americas LLC	7.63	05/15/2017	25,000	27,000
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	50,000	55,250
Silgan Holdings Incorporated 144A	5.00	04/01/2020	50,000	49,875

				157,375

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Metals & Mining : 0.16%

Novelis Incorporated	8.38%	12/15/2017	$100,000	$105,500
Novelis Incorporated	8.75	12/15/2020	50,000	52,875

				158,375

Paper & Forest Products : 0.25%

Clearwater Paper Corporation	10.63	06/15/2016	70,000	78,050
Georgia-Pacific Corporation	8.88	05/15/2031	125,000	176,175

				254,225

Telecommunication Services : 2.96%

Diversified Telecommunication Services : 1.84%

Citizens Communications Company	7.88	01/15/2027	200,000	172,750
Frontier Communications Corporation	8.13	10/01/2018	60,000	61,050
Frontier Communications Corporation	8.25	05/01/2014	140,000	153,300
GCI Incorporated	6.75	06/01/2021	75,000	73,875
GCI Incorporated	8.63	11/15/2019	200,000	212,500
Intelsat Jackson Holdings Company 144A	7.25	10/15/2020	75,000	74,438
Intelsat Jackson Holdings Company	7.25	10/15/2020	75,000	74,625
Intelsat Jackson Holdings Company	9.50	06/15/2016	300,000	310,200
Qwest Corporation	7.50	06/15/2023	180,000	179,550
Qwest Corporation	7.63	08/03/2021	20,000	21,854
SBA Telecommunications Incorporated	8.00	08/15/2016	32,000	34,160
SBA Telecommunications Incorporated	8.25	08/15/2019	32,000	34,720
Telesat Canada Incorporated 144A	6.00	05/15/2017	50,000	49,125
U.S. West Communications Incorporated	7.25	09/15/2025	125,000	135,325
Windstream Corporation	7.88	11/01/2017	265,000	282,225

				1,869,697

Wireless Telecommunication Services : 1.12%

Allbritton Communications Company	8.00	05/15/2018	150,000	155,250
CC Holdings GS V LLC 144A	7.75	05/01/2017	50,000	53,750
Cricket Communications Incorporated	7.75	10/15/2020	150,000	137,250
Cricket Communications Incorporated Series I	7.75	05/15/2016	125,000	131,875
Crown Castle International Corporation	7.13	11/01/2019	10,000	10,775
MetroPCS Communications Incorporated	6.63	11/15/2020	200,000	193,500
MetroPCS Communications Incorporated	7.88	09/01/2018	50,000	50,500
Sprint Nextel Corporation 144A	9.00	11/15/2018	25,000	27,063
Sprint Nextel Corporation 144A	11.50	11/15/2021	25,000	26,375
Syniverse Holdings Incorporation	9.13	01/15/2019	325,000	348,563

				1,134,901

Utilities : 2.32%

Electric Utilities : 1.95%

Aquila Incorporated Step Bond	11.88	07/01/2012	794,000	799,727
Dolphin Subsidiary Incorporated 144A	7.25	10/15/2021	200,000	217,500
Ipalco Enterprises Incorporated	5.00	05/01/2018	75,000	73,875
Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	438,432	447,201
NRG Energy Incorporated	7.38	01/15/2017	250,000	258,125
NRG Energy Incorporated	8.50	06/15/2019	185,000	185,000

				1,981,428

Gas Utilities : 0.22%

AmeriGas Finance LLC	6.75	05/20/2020	175,000	172,375
AmeriGas Finance LLC	7.00	05/20/2022	50,000	49,000

				221,375

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Independent Power Producers & Energy Traders : 0.15%

Reliant Energy Incorporated	9.24%	07/02/2017	$95,082	$93,181
Reliant Energy Incorporated	9.68	07/02/2026	10,000	9,500
RRI Energy Incorporated	7.63	06/15/2014	50,000	50,250

				152,931

Total Corporate Bonds and Notes (Cost $30,623,724)				31,582,047

	Dividend Yield		Shares
Preferred Stocks : 10.52%

Financials : 0.05%

Consumer Finance : 0.05%
GMAC Capital Trust I ±	8.13		2,200	50,424

Utilities : 10.47%

Electric Utilities : 5.90%

Great Plains Energy Incorporated	12.00		50,000	2,979,500
Indianapolis Power & Light Company	4.20		20,000	2,003,750
Southern California Edison	6.50		5,000	527,813
Wisconsin Public Service	5.08		4,804	485,805

				5,996,868

Multi-Utilities : 4.57%
Scana Corporation	7.70		165,000	4,648,050

Total Preferred Stocks (Cost $10,534,755)				10,695,342

	Interest Rate	Maturity Date	Principal
Term Loans : 3.58%
Capital Automotive LP	5.25	03/10/2017	$278,701	273,476
CCM Merger Incorporated	6.00	03/01/2017	309,078	306,606
Coinmach Corporation	3.24	11/20/2014	270,507	251,571
Energy Transfer Equity LP	3.75	03/21/2017	100,000	97,083
Fairpoint Communications Incorporated	6.50	01/22/2016	374,063	312,148
Federal Mogul Corporation	2.18	12/29/2014	82,047	77,124
Federal Mogul Corporation	2.18	12/28/2015	41,861	39,349
First Data Corporation B1	2.99	09/24/2014	164,254	155,309
First Data Corporation B2	2.99	09/24/2014	240,789	227,676
First Data Corporation B3	2.99	09/24/2014	70,394	66,561
Focus Brands Incorporated	10.25	08/22/2018	125,000	125,625
Gray Television Incorporated	3.74	12/31/2014	70,890	70,181
HHI Holdings LLC	7.00	03/21/2017	99,000	98,629
Merisant Company (i)	7.50	01/08/2014	70,698	69,755
Newsday LLC	10.50	08/01/2013	365,000	372,074
Panolam Industries International (i)	8.25	12/31/2013	20,545	20,135
Springleaf Finance Corporation	5.50	05/10/2017	100,000	92,208
Texas Competitive Electric Holdings Company LLC	3.74	10/10/2014	1,371,940	836,033
United Surgical Partners International Incorporated	6.00	03/19/2019	100,000	99,000
WASH Multifamily Laundry Systems LLC	7.00	08/28/2014	49,361	48,908

Total Term Loans (Cost $4,047,037)				3,639,451

PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

Security Name			Shares	Value
Warrants : 0.04%

Utilities : 0.04%

Electric Utilities : 0.00%
China Hydroelectric Company ADR †			10,000	$200

Gas Utilities : 0.04%
Kinder Morgan Incorporated †			16,000	36,480

Total Warrants (Cost $42,480)				36,680

	Interest Rate	Maturity Date	Principal
Yankee Corporate Bonds and Notes : 0.94%

Consumer Discretionary : 0.10%

Media : 0.10%

Vidéotron GP 144A	5.00%	07/15/2022	$25,000	24,375
Vidéotron GP	9.13	04/15/2018	75,000	81,938

				106,313

Energy : 0.17%

Oil, Gas & Consumable Fuels : 0.17%
Griffin Coal Mining Company Limited 144A(s)	9.50	12/01/2016	209,550	173,665

Financials : 0.19%

Consumer Finance : 0.09%
Wind Acquisition Finance SA 144A	11.75	07/15/2017	110,000	93,500

Diversified Financial Services : 0.10%
Ship Finance International Limited	8.50	12/15/2013	105,000	103,950

Information Technology : 0.03%

Computers & Peripherals : 0.03%
Seagate HDD Cayman Company	7.00	11/01/2021	25,000	26,250

Materials : 0.11%

Metals & Mining : 0.03%
Teck Resources Limited	10.75	05/15/2019	27,000	32,826

Paper & Forest Products : 0.08%
Sappi Limited 144A	7.50	06/15/2032	100,000	81,000

Telecommunication Services : 0.34%

Diversified Telecommunication Services : 0.17%

Intelsat Jackson Holding Company	7.25	04/01/2019	125,000	124,844
Intelsat Jackson Holding Company	7.50	04/01/2021	50,000	50,000

				174,844

Wireless Telecommunication Services : 0.17%

Digicel Group Limited 144A	12.00	04/01/2014	20,000	22,000
Intelsat Limited	11.25	06/15/2016	116,000	121,075
Intelsat Limited ¥	11.50	02/04/2017	25,000	24,563

				167,638

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2012 (UNAUDITED)

	Yield	Shares	Value
Total Yankee Corporate Bonds and Notes (Cost $947,268)			$959,986

Short-Term Investments : 5.51%

Investment Companies : 5.51%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	5,607,230	5,607,230

			5,607,230

Total Short-Term Investments (Cost $5,607,230)

Total Investments in Securities (Cost $123,221,333)*	118.82%		120,839,548
Other Assets and Liabilities, Net	(18.82)		(19,143,383)

Total Net Assets	100.00%		$101,696,165

†	Non-income earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment
(i)	Illiquid security
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $123,905,949 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,578,456
Gross unrealized depreciation	(14,644,857)

Net unrealized depreciation	$(3,066,401)

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Utilities and High Income Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On May 31, 2012, fair value pricing was not used in pricing foreign securities.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$68,318,812	$0	$0	$68,318,812
Preferred stocks	7,677,974	3,017,368	0	10,695,342
Corporate bonds and notes	0	31,582,047	0	31,582,047
Term loans	0	3,395,062	244,389	3,639,451
Warrants	36,480	200	0	36,680
Yankee corporate bonds and notes	0	959,986	0	959,986
Short-term investments
Investment companies	5,607,230	0	0	5,607,230

	$81,640,496	$38,954,663	$244,389	$120,839,548

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended May 31, 2012, the Fund entered into written options for economic hedging purposes.

During the nine months ended May 31, 2012, the Fund had written call option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at August 31, 2011	0	$0
Options written	396	10,939
Options expired	(320)	(7,844)
Options closed	0	0
Options exercised	(76)	(3,095)

Options outstanding at May 31, 2012	0	$0

As of May 31, 2012, the Fund did not have any open written options but had total premiums received that averaged $1,148 during the nine months ended May 31, 2012.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FGLMC—Federal Government Loan Mortgage Company

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby Purchase Agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities and High Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date:	July 27, 2012

By:	/s/ Kasey L. Phillips

Kasey L. Phillips Treasurer

Date:	July 27, 2012